Property plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of carrying value of property, plant and equipment

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2025
Cost
Balance at beginning of the year		195,461	161,652	30,827	2,982
Additions		19,923	19,774	27	122
Borrowings costs capitalised		393	393	—	—
Change in estimates of rehabilitation assets		1,221	8	1,213	—
Disposals		(1,492)	(1,413)	(79)	—
Derecognition of property, plant and equipment[1]		(2,381)	(2,378)	(1)	(2)
Transfers between classes of property, plant and equipment		—	(37)	37	—
Transfer from assets held for sale		28	28	—	—
Assets acquired on acquisition of subsidiaries	16	653	637	16	—
Foreign currency translation		(9,477)	(6,389)	(3,030)	(58)
Balance at end of the year		204,329	172,275	29,010	3,044
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		128,555	97,438	29,029	2,088
Amortisation and depreciation	4	9,096	8,955	141	—
Impairment and reversal of impairment	10	13,901	12,551	1,350	—
Disposals		(1,319)	(1,299)	(20)	—
Derecognition of property, plant and equipment[1]		(2,377)	(2,376)	(1)	—
Depreciation capitalised to inventory		48	48	—	—
Foreign currency translation		(7,895)	(4,835)	(3,020)	(40)
Balance at end of the year		140,009	110,482	27,479	2,048
Carrying value at end of the year		64,320	61,793	1,531	996
1Included in the derecognition during the year, is short-term ore reserve development, which was capitalised up to 31 December 2022 and fully depreciated by 2024, and was derecognised, as well as other items of property, plant and equipment derecognised as no future economic benefits are expected from these assets' use

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2024
Cost
Balance at beginning of the year		177,016	144,102	30,145	2,769
Borrowings costs capitalised		64	64	—	—
Additions		22,471	22,378	72	21
Change in estimates of rehabilitation assets		220	35	185	—
Disposals		(573)	(570)	(3)	—
Derecognition of property, plant and equipment[1]		(4,355)	(4,345)	(10)	—
Transfers between classes of property, plant and equipment		—	(347)	114	233
Transfers to/from right-of-use assets	15	241	123	118	—
Transfer to assets held for sale		(169)	(169)	—	—
Assets acquired on acquisition of subsidiaries		542	489	53	—
Foreign currency translation		4	(108)	153	(41)
Balance at end of the year		195,461	161,652	30,827	2,982
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		115,678	84,832	28,728	2,118
Amortisation and depreciation	4	8,575	8,432	143	—
Impairment	10	9,113	9,113	—	—
Disposals		(500)	(497)	(3)	—
Derecognition of property, plant and equipment[1]		(4,355)	(4,345)	(10)	—
Transfer to asset held for sale		(130)	(130)	—	—
Depreciation capitalised to inventory		(60)	(60)	—	—
Foreign currency translation		234	93	171	(30)
Balance at end of the year		128,555	97,438	29,029	2,088
Carrying value at end of the year		66,906	64,214	1,798	894
1Included in the derecognition during the year, is short-term ore reserve development, which was capitalised up to 31 December 2021 and fully depreciated by 2024, and was derecognised, as well as other items of property, plant and equipment as no future economic benefits are expected from its use

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2023
Cost
Balance at beginning of the year		148,893	119,545	27,563	1,785
Additions		22,092	21,849	190	53
Change in estimates of rehabilitation assets		(415)	27	(441)	(1)
Disposals		(688)	(676)	(12)	—
Derecognition of property, plant and equipment[1]		(3,156)	(2,552)	(511)	(93)
Transfers between classes of property, plant and equipment		—	(703)	56	647
Transfers to right-of-use assets	15	(15)	(15)	—	—
Gain on remeasurement of previous interest in joint operation		320	320	—	—
Derecognition with deemed disposal of interest in joint operation[2]		(3,465)	(3,465)	—	—
Assets acquired on acquisition of subsidiaries		7,259	5,760	1,144	355
Foreign currency translation		6,191	4,012	2,156	23
Balance at end of the year		177,016	144,102	30,145	2,769
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		71,984	63,446	6,753	1,785
Amortisation and depreciation	4	9,798	8,894	904	—
Impairment	10	38,492	16,844	21,236	412
Disposals		(630)	(618)	(12)	—
Derecognition of property, plant and equipment[2]		(3,151)	(2,547)	(511)	(93)
Derecognition with deemed disposal of interest in joint operation[3]		(2,438)	(2,438)	—	—
Depreciation capitalised to inventory		96	96	—	—
Foreign currency translation		1,527	1,155	358	14
Balance at end of the year		115,678	84,832	28,728	2,118
Carrying value at end of the year		61,338	59,270	1,417	651
1Included in the derecognition during the year, is short-term ore reserve development, which was capitalised up to 31 December 2022 and fully depreciated by 2023, and was derecognised, as well as other items of property, plant and equipment as no future economic benefits are expected from its use
2The carrying value of property, plant and equipment derecognised with disposal of interest in a joint operation amounts to R1,027 million